Acquisitions	12 Months Ended
Dec. 31, 2019
Acquisitions
Acquisitions

(3)          Acquisitions

During the years ended December 31, 2019 and 2018, the Company made several acquisitions to strengthen its current market share in existing markets or to expand into new markets. Each of the Company’s acquisitions was accounted for using the acquisition method pursuant to the requirements of FASB ASC Topic 805, Business Combinations, and are included in the accompanying consolidated financial statements since the respective acquisition date. The goodwill generated from these acquisitions is attributable to expected growth and cost synergies and the expected contribution of each acquisition to the overall Company strategy. The goodwill from these acquisitions is expected to be deductible for tax purposes. Also, see subsection, “Pro‑forma information” of this Note 3 for further pro‑forma information on revenue and operating income.

Certain estimated fair values of the net assets of acquired businesses as determined below are subject to change resulting from such items as working capital adjustments post-acquisition. As a result, the acquisition accounting for certain acquired businesses could change in subsequent periods resulting in adjustments to goodwill once finalized.

Year ended December 31, 2019

On January 2, 2019, the Company purchased 100% of the stock of Gould’s Discount Medical, LLC (Goulds). Goulds is headquartered in Louisville, Kentucky and provides home medical equipment, supplies, and respiratory products such as home oxygen and sleep apnea equipment. The total consideration was $24,264,344, inclusive of an initial cash payment of $20,764,344, the issuance of a promissory note in the amount of $2,000,000 (payable in six equal quarterly installments commencing on September 30, 2019 and accruing 5.0% interest annually), and estimated potential contingent earn-out payments in an aggregate amount up to $1,500,000 based on certain financial metrics for the years ended December 31, 2020 and 2021. The estimated contingent earn-out liability of $1,500,000 was included in other long-term liabilities at December 31, 2019 in the accompanying consolidated balance sheets based on the expected payment dates.

On July 5, 2019, the Company purchased certain assets relating to the durable medical equipment business of SleepMed Therapies, Inc. (SleepMed).  SleepMed is a durable medical equipment company headquartered in Atlanta, GA and provides positive airway pressure devices and related supplies to customers in their homes or other alternative site care facilities. The total consideration was $15,405,000, inclusive of an initial cash payment of $11,405,000 and estimated potential contingent earn-out payments in an aggregate amount up to $4,000,000. The estimated contingent earn-out liability was recorded as part of the acquisition accounting based on its estimated fair value at the acquisition date. Subsequent to the acquisition, based on certain events that occurred during the fourth quarter of 2019, it was determined that the fair value of the contingent earn-out liability decreased from the amount initially recorded. Accordingly, the Company recorded a reduction to cost of net revenue of $2,000,000 during the quarter ended December 31, 2019 and reduced the estimated contingent earn-out liability to $2,000,000, which is included in other long-term liabilities at December 31, 2019 in the accompanying consolidated balance sheets based on the expected payment date.

On October 31, 2019, the Company purchased 100% of the stock of Choice Medical Healthcare, Inc. (Choice). Choice is headquartered in Salt Lake City, Utah and provides products and services relating to continuous positive airway pressure devices and related supplies. The acquisition date fair value of the consideration was $18,683,832, inclusive of an initial cash payment of $12,483,832 and potential contingent earn-out payments in an aggregate amount up to $12,500,000, which were determined to have an acquisition date fair value of $6,200,000. The estimated contingent earn-out liability of $6,200,000 was included other long-term liabilities at December 31, 2019 in the accompanying consolidated balance sheets based on the expected payment dates.

During the year ended December 31, 2019, the Company also completed acquisitions of multiple individually immaterial businesses. The total consideration was $21,139,579, inclusive of initial cash payments of $18,642,079, potential deferred payments of $1,572,500 and estimated potential earn-out payments in an aggregate amount up to $925,000. Subsequent to the acquisition accounting for these transactions, it was determined that the fair value of the contingent earn-out liabilities decreased from the amount initially recorded. Accordingly, the Company recorded a reduction to cost of net revenue of $525,000 during the quarter ended December 31, 2019. Of the remaining estimated contingent earn-out liabilities, $200,000 and $200,000 is included in other current liabilities and other long-term liabilities, respectively, at December 31, 2019 in the accompanying consolidated balance sheets based on the expected payment dates. The results of these acquired companies were immaterial to the Company’s results for the year ended December 31, 2019.

The following table summarizes the allocation of the purchase price to the estimated fair values of the net assets acquired at the date of the transactions:

	Goulds	SleepMed	Choice	Other	Total
Cash	$—	—	—	91,894	91,894
Accounts receivable	3,968,011	—	758,558	678,491	5,405,060
Inventory	2,452,777	266,759	33,880	1,507,625	4,261,041
Prepaid and other current assets	11,835	—	110,212	—	122,047
Equipment and other fixed assets	3,352,330	1,401,491	107,120	6,107,790	10,968,731
Goodwill	17,947,636	14,064,750	18,908,961	14,348,123	65,269,470
Contract liabilities	(509,000)	(328,000)	(22,000)	(849,995)	(1,708,995)
Accounts payable and accrued expenses	(2,959,245)	—	(1,212,899)	(744,349)	(4,916,493)
Net assets acquired	$24,264,344	15,405,000	18,683,832	21,139,579	79,492,755

Year ended December 31, 2018

On May 17, 2018, as set forth in a Contribution and Exchange Agreement, the members of PPS contributed all of their membership units in PPS to AdaptHealth LLC, a subsidiary of AdaptHealth Holdings, in exchange for cash consideration of $7,000,000 and members’ interests with a value of $48,484,848. PPS provides home oxygen, respiratory medications and sleep therapy equipment and services. Prior to the May 17, 2018 transaction, in May 2017, MedStar Surgical & Breathing Equipment, Inc (MedStar), a subsidiary of AdaptHealth LLC, entered into an Administrative Services Agreement with Braden Partners L.P. (BP), a subsidiary of PPS. Under the agreement, MedStar provides management, consulting and administrative support to all BP’s business operations. During 2018, prior to the May 17, 2018 transaction, AdaptHealth Holdings recorded management fee income of $576,458 related to this agreement, which is included in net revenue less provision for doubtful accounts in the accompanying consolidated statements of operations for the year ended December 31, 2018. At May 17, 2018, AdaptHealth Holdings had accounts receivable of $1,715,430 with BP, which primarily related to unpaid management fees, which was settled as part of the May 17, 2018 transaction. The settlement of this receivable was included in the total consideration for purposes of the acquisition accounting for the transaction.

On May 17, 2018, AdaptHealth Holdings entered into an Agreement and Plan of Merger with Verus Healthcare, Inc. (Verus) in which AdaptHealth Holdings purchased 100% of the stock of Verus for total consideration of $100,399,268, inclusive of cash payments of $58,399,284, issuance of members’ interests with a value of $13,154,047, issuance of convertible notes of $16,845,937, and contingent consideration of $12,000,000. Verus is headquartered in Tennessee and provides and distributes various types of medical equipment and health care services, including respiratory medications, sleep therapy equipment and services and nutrition products, to both commercial organizations and directly to end users. The contingent consideration was based on the achievement of certain financial targets after the transaction. Verus achieved these targets and amounts were paid in February 2019; accordingly, the contingent consideration was included within other current liabilities in the accompanying consolidated balance sheets at December 31, 2018. The parties intended that the convertible notes would convert to equity which occurred on December 31, 2018; such convertible notes converted to members’ interests. During 2018, the Company recorded $293,400 of interest expense relating to the convertible notes.

On July 31, 2018, AdaptHealth Holdings purchased 100% of the stock of Home Medical Express, Inc. (HME) for total consideration of $13,250,000, inclusive of an initial cash payment of $9,000,000, an escrow payment of $1,000,000, and estimated potential earn-out payments of up to $3,250,000. HME is headquartered in Illinois and provides respiratory and durable medical equipment and services. The escrow payment was made at closing and was due to the sellers on the first anniversary of the closing date, subject to certain conditions after the closing date, with any amounts not paid to the sellers to be paid back to the Company. Refer to Note 5, Goodwill, for additional information. The estimated potential earn-out payments were based upon the achievement of certain financial targets for the first and second years after the transaction ($1,625,000 each year). Based on HME’s actual results during the first year after closing, $1,000,000 of the first-year payout was earned and paid to the sellers during the year ended December 31, 2019 which reduced the initial contingent earn-out liability. As part of a separate arrangement executed in September 2019, the Company provided the sellers with the potential to receive the unearned portion of the first-year payout based on revised financial targets through the end of 2019, which were achieved. As a result, $625,000 was recorded in other current liabilities at December 31, 2019 in the accompanying consolidated balance sheets.

On December 31, 2018, the Company purchased 100% of the stock of a durable medical equipment company headquartered in Utah. The company provides respiratory, durable medical equipment and hospice services to its customers. The total consideration paid was $5,350,000, inclusive of a cash payment of $4,850,000 and a deferred payment of $500,000, which is due following the second anniversary of the closing date subject to certain conditions after the closing date. At December 31, 2019 and 2018, the $500,000 deferred payment is included within other long-term liabilities in the accompanying consolidated balance sheets based upon the estimated payment date. In addition, the sellers have the potential to receive earn-out payments up to a maximum of $5,000,000 which are based on the achievement of certain financial targets for the three years subsequent to the transaction. Based on the available information at the acquisition date, management determined that the targets relating to the earn-out payments were not probable of achievement, and therefore these potential payments were not reflected in the acquisition accounting for the transaction. Based on the financial results subsequent to the transaction, it was determined that $1,000,000 of the potential earn-out payments under the agreement was earned and an additional $2,000,000 is expected to be earned. As a result, $3,000,000 was included in cost of net revenue for the year ended December 31, 2019 in the accompanying consolidated statements of operations, of which $1,000,000 and $2,000,000 is included in other current liabilities and other long-term liabilities, respectively, at December 31, 2019 in the accompanying consolidated balance sheets, based on the expected payment dates.

During the year ended December 31, 2018, the Company also completed acquisitions of multiple individually immaterial businesses for total cash consideration of $8,099,000.  The results of these acquired companies were immaterial to the Company’s results for the year ended December 31, 2018.

The following table summarizes the allocation of the purchase price to the estimated fair values of the net assets acquired at the date of the transactions:

	PPS	Verus	HME	Other	Total
Cash	$407,456	1,449,817	100,000	57,000	2,014,273
Accounts receivable	12,126,481	7,795,765	2,200,774	445,000	22,568,020
Inventory	1,344,535	2,923,211	75,493	674,678	5,017,917
Prepaid and other current assets	995,048	466,114	35,960	—	1,497,122
Equipment and other fixed assets	20,357,062	5,895,113	2,165,448	3,229,983	31,647,606
Deferred tax asset	—	6,525,269	—	—	6,525,269
Other assets	1,927,355	838,008	37,956	—	2,803,319
Goodwill	49,660,338	91,829,157	13,230,987	10,037,339	164,757,821
Accounts payable and accrued expenses	(20,484,673)	(11,963,664)	(3,180,531)	(995,000)	(36,623,868)
Contract liabilities	(1,677,813)	(306,194)	(341,667)	—	(2,325,674)
Capital lease obligations	(6,395,438)	(3,793,103)	(1,074,420)	—	(11,262,961)
Deferred tax liability	(321,974)	—	—	—	(321,974)
Other long-term liabilities	(738,099)	(1,260,225)	—	—	(1,998,324)
Net assets acquired	$57,200,278	100,399,268	13,250,000	13,449,000	184,298,546

Pro‑Forma Information (unaudited)

The unaudited pro-forma financial information has been provided for illustrative purposes only. The unaudited pro-forma financial information does not purport to be indicative of the actual results that would have been achieved by the combined companies for the periods presented, or of the results that may be achieved by the combined companies in the future. Future results may vary significantly from the results reflected in the following unaudited pro-forma financial information because of future events and transactions, as well as other factors, many of which are beyond the Company’s control.

The unaudited pro-forma combined financial information presented below has been prepared by adjusting the historical results of the Company to include the historical results of the significant acquisitions described above. The unaudited pro-forma financial information does not include any adjustments to reflect the impact of cost savings or other synergies that may result from these acquisitions. As noted above, the unaudited pro-forma financial information does not purport to be indicative of the actual results that would have been achieved by the combined companies for the periods presented or that may be achieved by the combined company in the future.

The information in the following table represents net revenue and operating income for the years ended December 31, 2019 and 2018 had the Company consolidated its 2019 and 2018 significant acquisitions in those periods.

	Year ended December 31,
Pro-forma financial information:	2019	2018
Net revenue	$551,754,097	$477,649,368
Operating income	31,304,194	25,352,321

The above results do not include interest expense associated with debt incurred to fund the cash consideration paid for the acquisitions.

Results of Businesses Acquired

The amount of net revenue and operating income of the significant acquisitions in 2019 and 2018 since the respective acquisition dates included in the Company’s consolidated statements of operations for the years ended December 31, 2019 and 2018 are as follows:

	Year ended December 31,
	2019	2018
Net revenue	$53,295,178	$107,047,267
Operating income (loss)	7,406,919	(6,597,299)